Financial Instruments - Currency Risk (Details) - Currency risk - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ 945,000	$ 1,642,000
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in net loss due to reasonably possible increase in designated risk component	$ 94,500	164,000
Increase (decrease) in net loss due to reasonably possible decrease in designated risk component	94,500	164,000
Increase (decrease) in comprehensive loss due to reasonably possible increase in designated risk component	94,500	164,000
Increase (decrease) in comprehensive loss due to reasonably possible decrease in designated risk component	94,500	164,000
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	588,000	1,374,000
Accounts and other receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	1,282,000	917,000
Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ (925,000)	$ (649,000)